Supplemental Balance Sheet Information (Components of Other Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent [Abstract]
Deferred tax assets (Note 2 and Note 7)	$ 172.8	$ 678.8
Long-term receivables	162.1	149.5
Capitalized software (Note 1)	82.4	91.6
Investments	36.3	36.4
Tooling (plates and molds associated with our beauty products)	15.3	20.7
Other intangible assets, net (Note 16)	0.0	29.1
Other	21.1	16.6
Other assets	$ 490.0	$ 1,022.7